SHARE-BASED INCENTIVE PLAN (Non-vested Restricted Stock) (Detail) - Restricted Stock Plan - Restricted Stock	12 Months Ended
Dec. 31, 2019 shares
Nonvested Restricted Shares [Roll Forward]
Balance, beginning of period (in shares)	239,312
Granted (in shares)	153,062
Forfeited (in shares)	(14,340)
Vested (in shares)	(126,149)
Balance, end of period (in shares)	251,885